INCOME AND MINING TAXES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income and mining taxes [Abstract]
Balance at the beginning of the year	$ (78.7)	$ (230.3)
Recognized in net loss	29.4	139.2
Recognized in other comprehensive income	(23.5)	1.8
Recognized as reduction in mineral properties	0.0	(43.6)
Recognized as foreign exchange	(1.3)	50.3
Other	0.6	2.0
Reclassified as held-for-sale or disposed of	32.0	1.9
Total movement in the net deferred tax liabilities	$ (41.5)	$ (78.7)